Unaudited Interim Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash Flows from Operating Activities:
Net income / (loss)	$ (3,870)	$ 1,964
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	9,777	8,070
Amortization of fair value of above market acquired time charters (Note 7)	3,149	3,150
Amortization of deferred finance charges (Note 8)	284	292
Loss on sale of vessel (Note 5)	0	81
Stock-based compensation (Note 13)	1,903	600
Change in fair value of financial derivatives (Note 15)	819	(438)
Bad debt expense	215	0
Gain from insurance claim (Note 10)	(237)	(397)
Changes in operating assets and liabilities:
Trade accounts receivable	(1,223)	4,257
Inventories (Note 4)	(3,501)	(112)
Prepaid expenses and other receivables	(602)	151
Due from related parties (Note 3)	(1,467)	129
Accounts payable	2,060	(1,875)
Due to related parties (Note 3)	917	139
Accrued liabilities and other liabilities	2,207	(608)
Deferred revenue	54	(441)
Net cash provided by Operating Activities	10,485	14,962
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisition of vessels and other assets (Note 6)	(74,267)	(827)
Long term Investment	(200)	0
Cash proceeds from vessel sale (Note 5)	0	8,273
Insurance proceeds	550	1,230
Decrease in restricted cash	22	7,614
Increase in restricted cash	(4,102)	0
Net cash provided by / (used in) Investing Activities	(77,997)	16,290
Cash Flows from Financing Activities:
Proceeds from bank loans	74,000	0
Loan repayment	(10,452)	(25,601)
Financing fees paid	(914)	(271)
Net cash (used in) / provided by Financing Activities	62,634	(25,872)
Net increase / (decrease) in cash and cash equivalents	(4,878)	5,380
Cash and cash equivalents at the beginning of the period	44,298	12,950
Cash and cash equivalents at the end of the period	39,420	18,330
SUPPLEMENTAL CASH FLOW INFORMATION
Interest	$ 2,540	$ 3,369